Debt and Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of September 30, 2020 and December 31, 2019:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	September 30, 2020		December 31, 2019
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,017,001	1.65%	$1,280,037	3.29%	September 2023
TL 2019 Term Loan	150,722	3.50%	158,371	3.50%	December 2026
TMCL II Secured Debt Facility (1)	616,480	1.93%	689,658	3.49%	July 2026
TMCL VI Term Loan	231,329	4.30%	249,421	4.30%	February 2038
TMCL VII 2019-1 Bonds	307,124	4.02%	327,563	4.02%	April 2044
TMCL VII 2020-1 Bonds	441,221	3.07%	—	0.00%	August 2045
TMCL VII 2020-2 Bonds	600,782	2.26%	—	0.00%	September 2045
TMCL VII 2020-3 Bonds	219,101	2.15%	—	0.00%	September 2045
TAP Funding Revolving Credit Facility	137,529	2.13%	152,824	3.69%	December 2021
TMCL V 2017-1 Bonds	—	0.00%	316,395	3.91%	May 2042
TMCL V 2017-2 Bonds	—	0.00%	395,836	3.73%	June 2042
TMCL VII 2018-1 Bonds	—	0.00%	227,624	4.14%	July 2043
Total debt obligations	$3,721,289		$3,797,729
Amount due within one year	$240,144		$242,433
Amounts due beyond one year	$3,481,145		$3,555,296

(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of September 30, 2020:

	Twelve months ending September 30,						Available Borrowing,	Current and Available Borrowing,
	2021	2022	2023	2024	2025 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$—	$—	$1,022,000	$—	$—	$1,022,000	$145,470	$1,167,470	$1,500,000
TL 2019 Term Loan	10,804	11,187	11,585	11,997	106,571	152,144	—	152,144	152,144
TMCL II Secured Debt Facility	42,762	56,155	52,986	52,986	415,041	619,930	7,932	627,862	1,200,000
TMCL VI Term Loan	26,721	25,206	25,206	25,206	130,601	232,940	—	232,940	232,940
TMCL VII 2019-1 Bonds (2)	28,000	28,000	28,000	28,000	198,333	310,333	—	310,333	310,333
TMCL VII 2020-1 Bonds (2)	51,486	55,425	57,028	57,197	225,079	446,215	—	446,215	446,215
TMCL VII 2020-2 Bonds (2)	57,759	65,504	65,128	68,104	351,304	607,799	—	607,799	607,799
TMCL VII 2020-3 Bonds (2)	20,111	20,111	20,111	20,111	140,556	221,000	—	221,000	221,000
TAP Funding Revolving Credit Facility	9,043	128,857	-	-	-	137,900	2,603	140,503	155,000
Total (3)	$246,686	$390,445	$1,282,044	$263,601	$1,567,485	$3,750,261	$156,005	$3,906,266	$4,825,431

(1)

TMCL V 2017-1 Bonds, TMCL V 2017-2 Bonds and TMCL VII 2018-1 Bonds were fully repaid by proceeds from the TMCL VII 2020-1 Bonds, TMCL VII 2020-2 Bonds and TMCL VII 2020-3 Bonds, respectively. During the three months ended September 30, 2020, the Company recognized write-offs of unamortized debt issuance costs and bond discounts amounted to $2,035, $2,518 and $4,075, related to the early redemption of TMCL V 2017-1 Bonds, TMCL V 2017-2 Bonds and TMCL VII 2018-1 Bonds, respectively.

(2)	Future scheduled payments for TMCL VII 2019-1 Bonds, TMCL VII 2020-1 Bonds, TMCL VII 2020-2 Bonds and TMCL VII 2020-3 Bonds exclude an unamortized discount of $86, $84, $166 and $87, respectively.
(3)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $28,549.

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of September 30, 2020:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.73% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$572,750
Interest rate swap contracts with several banks, with fixed rates between 0.17% and 1.58% per annum, amortizing notional amounts, with termination dates through April 30, 2027, designated	775,000
Total notional amount as of September 30, 2020	$1,347,750

Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations	The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and nine months ended September 30, 2020 and 2019:

		Three Months Ended September 30,		Nine Months Ended September 30,
Derivative instruments	Financial Statement Caption	2020	2019	2020	2019
Non-designated	Realized (loss) gain on derivative instruments, net	$(4,107)	$170	$(8,900)	$2,709
Non-designated	Unrealized gain (loss) on derivative instruments, net	$4,161	$(2,478)	$(9,434)	$(18,315)
Designated	Other comprehensive income (loss)	$158	$—	$(13,093)	$—
Designated	Interest expense	$(1,130)	$—	$(1,658)	$—